Foreign currency forward contracts (Details) € in Thousands, ¥ in Thousands, ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 JPY (¥)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2015 JPY (¥)
Foreign currency forward contracts
Gain /(loss) from the change in the fair value on the effective portion of derivative contract	¥ 0	¥ 0			¥ 0
Foreign currency forward contracts
Foreign currency forward contracts
Notional amount of derivative contracts entered			¥ 7,291,508	€ 26,686		¥ 6,684,725
Gain/(loss) from the change in the fair value on the ineffective portion of derivative contract	¥ (2,270)	¥ (22,037)			4,440
Outstanding notional balances and the estimated fair value of derivative contracts
Notional amount							€ 12,090	¥ 979,433	¥ 1,846,515
Foreign currency forward contracts | Other current assets
Outstanding notional balances and the estimated fair value of derivative contracts
Notional amount			¥ 0					¥ 0
Foreign currency forward contracts | Not designated as hedging instruments | Other current assets
Outstanding notional balances and the estimated fair value of derivative contracts
Notional amount					100,741
Estimate fair value					¥ 960
Foreign currency forward contracts | Cash Flow Hedge
Foreign currency forward contracts
Hedging period, cash flows associated with third-party sales	12 months